SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
We maintain the Stock Plan for the benefit of our officers, directors and employees. Under the Stock Plan, we award: (1) RSUs of our common stock, (2) SARs for our common stock and (3) stock options to purchase our common stock. A total of 6 million shares are authorized for issuance pursuant to grants under the Stock Plan. As of December 31, 2017, 1 million shares were available for grants under the Stock Plan.
The following table details our share-based compensation expense related to award grants to our officers, directors and employees:

($ in millions)	2017	2016	2015
Service based RSUs	$10	$9	$9
Performance based RSUs	4	3	3
	14	12	12
SARs	2	2	2
Stock options	—	—	—
	$16	$14	$14

The following table details our deferred compensation costs related to unvested awards:

($ in millions)	At Year-End 2017(1)	At Year-End 2016
Service based RSUs	$9	$9
Performance based RSUs	5	3
	14	12
SARs	1	1
Stock options	—	—
	$15	$13
_________________________

(1)
As of December 31, 2017, the weighted average remaining term for RSU grants outstanding at year-end 2017 was 1.8 years and we expect that deferred compensation expense will be recognized over a weighted average period of 2.4 years.

Restricted Stock Units
We have issued RSUs that vest over time, which we refer to as service based RSUs, and RSUs that vest based on performance with respect to established criteria, which we refer to as performance based RSUs.
The following table shows the changes in our outstanding RSUs and the associated weighted average grant-date fair values:

	2017
	Service Based		Performance Based		Total
	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU	Number of RSUs	Weighted Average Grant-Date Fair Value Per RSU
Outstanding at year-end 2016	514,947	$49.36	279,284	$61.30	794,231	$53.56
Granted	115,334	$96.53	94,436	$93.41	209,770	$95.12
Distributed	(152,783)	$51.88	(50,978)	$52.09	(203,761)	$51.93
Forfeited	(6,491)	$74.47	(11,230)	$52.09	(17,721)	$60.28
Outstanding at year-end 2017	471,007	$59.49	311,512	$72.89	782,519	$64.83

The weighted average grant-date fair value per RSU granted in 2016 and 2015 was $53.56 and $75.61, respectively. The fair value of RSUs which vested in 2017, 2016 and 2015, was $18 million, $13 million and $30 million, respectively.
SARs
The following table shows the changes in our outstanding SARs and the associated weighted average exercise prices:

	2017
	Number of SARs	Weighted Average Exercise Price Per SAR
Outstanding at year-end 2016	781,903	$34.97
Granted	81,977	97.53
Exercised	(205,427)	19.35
Forfeited or expired	—	—
Outstanding at year-end 2017(1)(2)	658,453	$47.63

_________________________

(1)	As of December 31, 2017, outstanding SARs had a total intrinsic value of $58 million and a weighted average remaining term of 5.9 years.

(2)
As of December 31, 2017, 431,543 SARs with a weighted average exercise price of $32.62, an aggregate intrinsic value of $45 million and a weighted average remaining contractual term of 4.6 years were exercisable.

The weighted average grant-date fair value per SAR granted in 2017, 2016 and 2015 was $27.63, $16.12 and $29.75, respectively. The intrinsic value of SARs which vested in 2017, 2016 and 2015, was $6 million, $1 million and $5 million, respectively. The aggregate intrinsic value of SARs which were exercised in 2017, 2016 and 2015 was $19 million, $6 million and $4 million, respectively.
We use the Black-Scholes model to estimate the fair value of the SARs granted. For SARs granted under the Stock Plan subsequent to the Spin-Off, the expected stock price volatility was calculated based on the historical volatility from the stock prices of a group of identified peer companies. The average expected life was calculated using the simplified method. The risk-free interest rate was calculated based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of grant. The dividend yield assumption listed below is based on the expectation of future payouts.
The following table outlines the assumptions used to estimate the fair value of grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected volatility	30.41%	31.60%	42.74%
Dividend yield	1.44%	1.96%	1.26%
Risk-free rate	2.06%	1.41%	1.74%
Expected term (in years)	6.25	6.25	6.25

Stock Options
We may grant non-qualified stock options to employees and non-employee directors at exercise prices or strike prices equal to the market price of our common stock on the date of grant.
There were no outstanding or exercisable stock options held by our employees at year-end 2017 or 2016, and no stock options were granted to our employees in 2017, 2016 or 2015. At December 31, 2017, approximately 9,000 stock options were outstanding and exercisable with a weighted average exercise price per option of $18.36 and a weighted average remaining life of approximately two years.
Employee Stock Purchase Plan
During 2015, the Board of Directors adopted, and our shareholders subsequently approved, the Marriott Vacations Worldwide Corporation Employee Stock Purchase Plan (the “ESPP”), which became effective during 2015. A total of 500,000 shares of common stock may be purchased under the ESPP. The ESPP allows eligible employees to purchase shares of our common stock at a price per share not less than 95% of the fair market value per share of common stock on the purchase date, up to a maximum threshold established by the plan administrator for the offering period.